Exhibit 99.2

CARD SERIES SCHEDULE TO

MONTHLY NOTEHOLDERS’ STATEMENT

Date: 10/12/2010

CAPITAL ONE MULTI-ASSET EXECUTION TRUST, ASSET POOL 1

Monthly Period Ending: September 30, 2010

Reference is made to the Series 2002-CC Supplement as amended, (the “Series 2002-CC Supplement”), dated as of October 9, 2002, between Capital One Funding, LLC, a Virginia limited liability company (“Funding”), as Transferor, Capital One Bank (USA), National Association, a national banking association (the “Bank”), as Servicer , and The Bank of New York Mellon, as Trustee, and the Indenture as amended, (the “Indenture”), dated as of October 9, 2002, between Capital One Multi-asset Execution Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee.

The following computations are prepared with respect to the Transfer Date of October 14, 2010 and with respect to the performance of the Trust during the related Monthly Period from September 1, 2010 through September 30, 2010. Current Distribution Date is October 15, 2010.

Interest Period for all tranches generally includes the previous Distribution Date (or in the case of the initial Interest Payment Date, the Issuance Date) through the day preceding the current Distribution Date.

Interest on floating rate tranches is calculated on the basis of 360-day year and the actual number of days in the related interest Period. Interest on fixed rate tranches is calculated on the basis of a 360-day year and twelve 30-day months.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commissions (“SEC”).

Amended and Restated Pooling and Servicing Agreement dated as of August 1, 2002, January 13, 2006, March 23, 2007 and July 1, 2007	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on July 6, 2007.

First Amendment to Amended and Restated Pooling and Servicing Agreement dated as of March 1, 2008.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Second Amendment to Amended and Restated Pooling and Servicing Agreement dated as of July 15, 2010.	Included in Exhibit 4.1 to Trust’s Form 8-K filed with the SEC on July 15, 2010.

Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, relating to the COMT Collateral Certificate.	Included in Exhibit 4.1 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to the Series 2002-CC Supplement dated as of March 1, 2008.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Transfer and Administration Agreement dated as of October 9, 2002.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Transfer and Administration Agreement dated as of March 1, 2008.	Included in Exhibit 4.10 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Capital One Multi-asset Execution Trust Amended and Restated Trust Agreement dated as of October 9, 2002.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

Indenture dated as of October 9, 2002.	Included in Exhibit 4.4 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Indenture dated as of March 1, 2008.	Included in Exhibit 4.7 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.5 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to COMT Asset Pool 1 Supplement dated as of March 1, 2008.	Included in Exhibit 4.8 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.6 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Card Series Indenture Supplement dated as of March 1, 2008.	Included in Exhibit 4.9 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

A. Interest to be paid on the corresponding Distribution Date:

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount
Class A (2004-1)	14041NBG5	15-Oct-10	194,725.00	0.3894500000
Class A (2004-4)	14041NBN0	15-Oct-10	198,891.67	0.3977833400
Class A (2004-5)	14041NBP5	15-Oct-10	67,890.00	0.3394500000
Class A (2004-7)	14041NBU4	15-Nov-10	—	0.0000000000
Class A (2004-8)	14041NBW0	15-Oct-10	161,391.67	0.3227833400
Class A (2005-1)	14041NBY6	15-Oct-10	204,587.50	0.2727833333
Class A (2005-6)	14041NCF6	15-Oct-10	669,690.23	1.4718466593
Class A (2005-7)	14041NCH2	15-Oct-10	1,958,333.33	3.9166666600
Class A (2005-9)	14041NCK5	15-Oct-10	94,071.25	0.2894500000
Class A (2005-10)	14041NCL3	15-Oct-10	140,558.33	0.2811166600
Class A (2005-11)	14041NCM1	15-Oct-10	123,891.67	0.2477833400
Class A (2006-1)	14041NCN9	15-Oct-10	121,808.33	0.2436166600
Class A (2006-2)	14041NCP4	15-Oct-10	2,020,833.33	4.0416666600
Class A (2006-3)	14041NCQ2	15-Oct-10	1,683,333.33	4.2083333250
Class A (2006-4)	14041NCR0	15-Oct-10	247,783.33	0.2477833300
Class A (2006-5)	14041NCS8	15-Oct-10	132,225.00	0.2644500000
Class A (2006-6)	14041NCU3	15-Oct-10	2,208,333.33	4.4166666600
Class A (2006-7)	14041NCV1	15-Oct-10	239,450.00	0.2394500000
Class A (2006-8)	14041NCX7	15-Oct-10	71,835.00	0.2394500000
Class A (2006-10)	14041NDA6	15-Oct-10	2,145,833.33	4.2916666600
Class A (2006-11)	14041NDB4	15-Oct-10	217,087.50	0.2894500000
Class A (2006-12)	14041NDC2	15-Oct-10	132,225.00	0.2644500000
Class A (2006-14)	14041NDF5	15-Oct-10	111,391.67	0.2227833400
Class A (2006-A)		15-Oct-10	—	0.0000000000
Class A (2006-B)		15-Oct-10	—	0.0000000000
Class A (2006-C)		15-Oct-10	—	0.0000000000
Class A (2006-D)		15-Oct-10	—	0.0000000000
Class A (2006-E)		15-Oct-10	—	0.0000000000
Class A (2007-1)	14041NDG3	15-Oct-10	160,072.92	0.2561166720
Class A (2007-2)	14041NDL2	15-Oct-10	196,781.67	0.2811166714
Class A (2007-4)	14041NDS7	15-Oct-10	179,587.50	0.2394500000
Class A (2007-A)	U13554AD9	15-Oct-10	866,666.67	4.3333333500
Class A (2007-5)	14041NDT5	15-Oct-10	148,670.00	0.2477833333
Class A (2007-7)	14041NDX6	15-Oct-10	4,791,666.67	4.7916666700
Class A (2007-8)	14041NDY4	15-Dec-10	—	0.0000000000
Class A (2008-3)	14041N ED9	15-Oct-10	2,525,000.00	4.2083333333
Class A (2008-5)	14041N EF4	15-Oct-10	3,031,250.00	4.0416666667
Class A (2008-6)	14041NEG2	15-Oct-10	565,558.33	1.1311166600
Class A (2009-2)	14041NEJ6	15-Oct-10	2,666,666.67	0.0000000000
Class A (2009-A)		15-Oct-10	—	0.0000000000

Total Class A			28,278,090.23

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount
Class B (2003-5)	14041NBA8	15-Oct-10	598,750.00	3.9916666667
Class B (2004-3)	14041NBL4	15-Oct-10	123,417.50	0.8227833333
Class B (2004-7)		15-Oct-10	527,856.87	2.8593855529
Class B (2005-1)	14041NBX8	15-Oct-10	714,583.33	4.0833333143
Class B (2005-3)	14041NCG4	15-Oct-10	274,962.45	2.7496245000
Class B (2006-1)	14041NCT6	15-Oct-10	78,362.08	0.4477833143
Class B (2007-1)	14041NDH1	15-Oct-10	153,807.50	0.4394500000
Class B (2009-C)		15-Oct-10	982,206.97	1.6838944372

Total Class B			3,453,946.70

Class C (2003-3)	14041NAV3	15-Oct-10	522,362.50	2.0894500000
Class C (2003-4)	14041NAZ4	15-Oct-10	1,250,000.00	5.0000000000
Class C (2004-2)	14041NBH3	15-Oct-10	108,945.00	1.0894500000
Class C (2004-3)		15-Dec-10	—	0.0000000000
Class C (2006-1)	14041NCW9	15-Oct-10	79,820.42	0.4561166857
Class C (2006-2)	14041NCZ2	15-Oct-10	46,445.00	0.4644500000
Class C (2006-3)	14041NDD0	15-Oct-10	60,139.58	0.4811166400
Class C (2007-1)	14041NDJ7	15-Oct-10	184,335.00	0.6144500000
Class C (2007-2)	14041NDK4	15-Oct-10	116,112.50	0.4644500000
Class C (2007-4)	14041NEA5	15-Oct-10	468,807.50	1.3394500000
Class C (2009-A)		15-Oct-10	148,269.82	2.0755610405

Total Class C			2,985,237.32

Total			34,717,274.25
B. Principal to be paid on the Distribution Date:
	CUSIP Number	Principal Payment Date	Total Amount of Principal to be paid	Per $1000 of Outstanding Dollar Principal Amount
Class A (2006-14)	14041NDF5	15-Oct-10	500,000,000.00	1,000.0000000000
Class B (2003-5)	14041NBA8	15-Oct-10	150,000,000.00	1,000.0000000000
Class C (2003-4)	14041NAZ4	15-Oct-10	250,000,000.00	1,000.0000000000

C. Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:

(as of the end of the related Monthly Period)

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
Class A (2004-1)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2004-4)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2004-5)	200,000,000.00	200,000,000.00	200,000,000.00	200,000,000.00
Class A (2004-7)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2004-8)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2005-1)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2005-6)	455,000,000.00	455,000,000.00	455,000,000.00	455,000,000.00
Class A (2005-7)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2005-9)	325,000,000.00	325,000,000.00	325,000,000.00	325,000,000.00
Class A (2005-10)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2005-11)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-1)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-2)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-3)	400,000,000.00	400,000,000.00	400,000,000.00	400,000,000.00
Class A (2006-4)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
Class A (2006-5)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-6)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-7)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
Class A (2006-8)	300,000,000.00	300,000,000.00	300,000,000.00	300,000,000.00
Class A (2006-10)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-11)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2006-12)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-14)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2006-A)	—	—	—	—
Class A (2006-B)	—	—	—	—
Class A (2006-C)	—	—	—	—
Class A (2006-D)	—	—	—	—
Class A (2006-E)	—	—	—	—
Class A (2007-1)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
Class A (2007-2)	700,000,000.00	700,000,000.00	700,000,000.00	700,000,000.00
Class A (2007-4)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2007-A)	200,000,000.00	200,000,000.00	200,000,000.00	200,000,000.00
Class A (2007-5)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
Class A (2007-7)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
Class A (2007-8)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2008-3)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
Class A (2008-5)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2008-6)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
Class A (2009-2)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
Class A (2009-A)	—	—	—	—

Total Class A	19,405,000,000.00	19,405,000,000.00	19,405,000,000.00	19,405,000,000.00

Class B (2003-5)	150,000,000.00	150,000,000.00	150,000,000.00	150,000,000.00
Class B (2004-3)	150,000,000.00	150,000,000.00	150,000,000.00	150,000,000.00
Class B (2004-7)	184,605,000.00	184,605,000.00	184,605,000.00	184,605,000.00
Class B (2005-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class B (2005-3)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class B (2006-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class B (2007-1)	350,000,000.00	350,000,000.00	350,000,000.00	350,000,000.00
Class B (2009-C)	583,294,860.00	583,294,860.00	583,294,860.00	583,294,860.00

Total Class B	1,867,899,860.00	1,867,899,860.00	1,867,899,860.00	1,867,899,860.00

Class C (2003-3)	250,000,000.00	250,000,000.00	250,000,000.00	250,000,000.00
Class C (2003-4)	250,000,000.00	250,000,000.00	250,000,000.00	250,000,000.00
Class C (2004-2)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class C (2004-3)	367,500,000.00	367,500,000.00	367,500,000.00	367,500,000.00
Class C (2006-1)	175,000,000.00	175,000,000.00	175,000,000.00	175,000,000.00
Class C (2006-2)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
Class C (2006-3)	125,000,000.00	125,000,000.00	125,000,000.00	125,000,000.00
Class C (2007-1)	300,000,000.00	300,000,000.00	300,000,000.00	300,000,000.00
Class C (2007-2)	250,000,000.00	250,000,000.00	250,000,000.00	250,000,000.00
Class C (2007-4)	350,000,000.00	350,000,000.00	350,000,000.00	350,000,000.00
Class C (2009-A)	71,436,020.00	71,436,020.00	71,436,020.00	71,436,020.00

Total Class C	2,338,936,020.00	2,338,936,020.00	2,338,936,020.00	2,338,936,020.00

Class D (2002-1)		238,519,242.20	238,519,242.20	238,519,242.20

Total	23,611,835,880.00	23,850,355,122.20	23,850,355,122.20	23,850,355,122.20

D. Nominal Liquidation Amount for Tranches of Notes Outstanding:

(including all tranches issued as of the end of the Monthly Period, after taking into account all allocations expected to occur on the Distribution Date)

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-Account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub-Account	Nominal Liquidation Amount as of the Distribution Date*
Class A (2004-1)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2004-4)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2004-5)	200,000,000.00	—	—	—	—	—	—	200,000,000.00
Class A (2004-7)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2004-8)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2005-1)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2005-6)	455,000,000.00	—	—	—	—	—	—	455,000,000.00
Class A (2005-7)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2005-9)	325,000,000.00	—	—	—	—	—	—	325,000,000.00
Class A (2005-10)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2005-11)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-1)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-2)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-3)	400,000,000.00	—	—	—	—	—	—	400,000,000.00
Class A (2006-4)	1,000,000,000.00	—	—	—	—	—	—	1,000,000,000.00
Class A (2006-5)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-6)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-7)	1,000,000,000.00	—	—	—	—	—	—	1,000,000,000.00
Class A (2006-8)	300,000,000.00	—	—	—	—	—	—	300,000,000.00
Class A (2006-10)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-11)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2006-12)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2006-14)	500,000,000.00	—	—	—	—	—	500,000,000.00	—
Class A (2006-A)	—	—	—	—	—	—	—	—
Class A (2006-B)	—	—	—	—	—	—	—	—
Class A (2006-C)	—	—	—	—	—	—	—	—
Class A (2006-D)	—	—	—	—	—	—	—	—
Class A (2006-E)	—	—	—	—	—	—	—	—
Class A (2007-1)	625,000,000.00	—	—	—	—	—	—	625,000,000.00
Class A (2007-2)	700,000,000.00	—	—	—	—	—	—	700,000,000.00
Class A (2007-4)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2007-A)	200,000,000.00	—	—	—	—	—	—	200,000,000.00
Class A (2007-5)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
Class A (2007-7)	1,000,000,000.00	—	—	—	—	—	—	1,000,000,000.00
Class A (2007-8)	500,000,000.00	—	—	—	—	—	—	500,000,000.00

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-Account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub-Account	Nominal Liquidation Amount as of the Distribution Date*
Class A (2008-3)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
Class A (2008-5)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
Class A (2008-6)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
Class A (2009-2)	1,000,000,000.00	—	—	—	—	—	—	1,000,000,000.00
Class A (2009-A)	—	—	—	—	—	—	—	—

Total Class A	19,405,000,000.00	—	—	—	—	—	500,000,000.00	18,905,000,000.00

Class B (2003-5)	150,000,000.00	—	—	—	—	—	150,000,000.00	—
Class B (2004-3)	150,000,000.00	—	—	—	—	—	—	150,000,000.00
Class B (2004-7)	184,605,000.00	—	—	—	—	—	—	184,605,000.00
Class B (2005-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class B (2005-3)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
Class B (2006-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class B (2007-1)	350,000,000.00	—	—	—	—	—	—	350,000,000.00
Class B (2009-C)	583,294,860.00	—	—	—	—	—	—	583,294,860.00

Total Class B	1,867,899,860.00	—	—	—	—	—	150,000,000.00	1,717,899,860.00

Class C (2003-3)	250,000,000.00	—	—	—	—	—	—	250,000,000.00
Class C (2003-4)	250,000,000.00	—	—	—	—	—	250,000,000.00	—
Class C (2004-2)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
Class C (2004-3)	367,500,000.00	—	—	—	—	—	—	367,500,000.00
Class C (2006-1)	175,000,000.00	—	—	—	—	—	—	175,000,000.00
Class C (2006-2)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
Class C (2006-3)	125,000,000.00	—	—	—	—	—	—	125,000,000.00
Class C (2007-1)	300,000,000.00	—	—	—	—	—	—	300,000,000.00
Class C (2007-2)	250,000,000.00	—	—	—	—	—	—	250,000,000.00
Class C (2007-4)	350,000,000.00	—	—	—	—	—	—	350,000,000.00
Class C (2009-A)	71,436,020.00	—	—	—	—	—	—	71,436,020.00

Total Class C	2,338,936,020.00	—	—	—	—	—	250,000,000.00	2,088,936,020.00

Class D (2002-1)	238,519,242.20	—	—	—	—	—	—	229,427,700.33

Total	23,850,355,122.20	—	—	—	—	—	900,000,000.00	22,941,263,580.33

*	This report does not capture any new issuances or increases of notes occurring after the end of the Monthly Period. Additionally, the Class D balance reflects any reductions due to maturities that will occur on the distribution date.

E. Targeted Deposits to Principal Funding sub-Accounts:

	Beginning Principal Funding sub-Account Balance	Targeted Deposit to Principal Funding sub-Account	Previous shortfalls of targeted deposits to the Principal Funding Sub-Accout	Actual Deposit to Principal Funding sub-Account	Amounts withdrawn from the Principal Funding sub-Account for payment to Noteholders	Ending Principal Funding sub-Account Balance	Principal Funding sub-Account Earnings
Class A (2006-14)	—	500,000,000.00	—	500,000,000.00	500,000,000.00	—	—
Class B (2003-5)	—	150,000,000.00	—	150,000,000.00	150,000,000.00	—	—
Class C (2003-4)	—	250,000,000.00	—	250,000,000.00	250,000,000.00	—	—

F. Targeted Deposits to Interest Funding sub-Accounts:

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-Account for payment to Noteholder’s (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings
Class A (2004-1)	0.467%	—	194,725.00	—	194,725.00	(194,725.00)	—	0.00
Class A (2004-4)	0.477%	—	198,891.67	—	198,891.67	(198,891.67)	—	0.00
Class A (2004-5)	0.407%	—	67,890.00	—	67,890.00	(67,890.00)	—	0.00
Class A (2004-7)	0.526%	219,270.83	219,270.83	—	219,270.83	—	438,541.66	6.91
Class A (2004-8)	0.387%	—	161,391.67	—	161,391.67	(161,391.67)	—	0.00
Class A (2005-1)	0.327%	—	204,587.50	—	204,587.50	(204,587.50)	—	0.00
Class A (2005-6)	0.576%	451,312.98	218,377.25	—	218,377.25	(669,690.23)	—	20.06
Class A (2005-7)	4.700%	—	1,958,333.33	—	1,958,333.33	(1,958,333.33)	—	0.00
Class A (2005-9)	0.347%	—	94,071.25	—	94,071.25	(94,071.25)	—	0.00
Class A (2005-10)	0.337%	—	140,558.33	—	140,558.33	(140,558.33)	—	0.00
Class A (2005-11)	0.297%	—	123,891.67	—	123,891.67	(123,891.67)	—	0.00
Class A (2006-1)	0.292%	—	121,808.33	—	121,808.33	(121,808.33)	—	0.00
Class A (2006-2)	4.850%	—	2,020,833.33	—	2,020,833.33	(2,020,833.33)	—	0.00
Class A (2006-3)	5.050%	—	1,683,333.33	—	1,683,333.33	(1,683,333.33)	—	0.00
Class A (2006-4)	0.297%	—	247,783.33	—	247,783.33	(247,783.33)	—	0.00
Class A (2006-5)	0.317%	—	132,225.00	—	132,225.00	(132,225.00)	—	0.00
Class A (2006-6)	5.300%	—	2,208,333.33	—	2,208,333.33	(2,208,333.33)	—	0.00
Class A (2006-7)	0.287%	—	239,450.00	—	239,450.00	(239,450.00)	—	0.00
Class A (2006-8)	0.287%	—	71,835.00	—	71,835.00	(71,835.00)	—	0.00
Class A (2006-10)	5.150%	—	2,145,833.33	—	2,145,833.33	(2,145,833.33)	—	0.00
Class A (2006-11)	0.347%	—	217,087.50	—	217,087.50	(217,087.50)	—	0.00
Class A (2006-12)	0.317%	—	132,225.00	—	132,225.00	(132,225.00)	—	0.00
Class A (2006-14)	0.267%	—	111,391.67	—	111,391.67	(111,391.67)	—	0.00
Class A (2006-A)	—	—	0.00	—	0.00	—	—	0.00
Class A (2006-B)	—	—	0.00	—	0.00	—	—	0.00
Class A (2006-C)	—	—	0.00	—	0.00	—	—	0.00
Class A (2006-D)	—	—	0.00	—	0.00	—	—	0.00
Class A (2006-E)	—	—	0.00	—	0.00	—	—	0.00
Class A (2007-1)	0.307%	—	160,072.92	—	160,072.92	(160,072.92)	—	0.00
Class A (2007-2)	0.337%	—	196,781.67	—	196,781.67	(196,781.67)	—	0.00
Class A (2007-4)	0.287%	—	179,587.50	—	179,587.50	(179,587.50)	—	0.00
Class A (2007-A)	5.200%	—	866,666.67	—	866,666.67	(866,666.67)	—	0.00
Class A (2007-5)	0.297%	—	148,670.00	—	148,670.00	(148,670.00)	—	0.00
Class A (2007-7)	5.750%	—	4,791,666.67	—	4,791,666.67	(4,791,666.67)	—	0.00
Class A (2007-8)	0.592%	—	246,745.83	—	246,745.83	—	246,745.83	40.36
Class A (2008-3)	5.050%	—	2,525,000.00	—	2,525,000.00	(2,525,000.00)	—	0.00
Class A (2008-5)	4.850%	—	3,031,250.00	—	3,031,250.00	(3,031,250.00)	—	0.00
Class A (2008-6)	1.357%	—	565,558.33	—	565,558.33	(565,558.33)	—	0.00

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-Account for payment to Noteholder’s (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings
Class A (2009-2)	—	—	2,666,666.67	—	2,666,666.67	(2,666,666.67)	—	0.00
Class A (2009-A)	—	—	0.00	—	0.00	—	—	0.00

Total Class A		670,583.81	28,292,793.91	—	28,292,793.91	(28,278,090.23)	685,287.49	67.33

Class B (2003-5)	4.790%	—	598,750.00	—	598,750.00	(598,750.00)	—	0.00
Class B (2004-3)	0.987%	—	123,417.50	—	123,417.50	(123,417.50)	—	0.00
Class B (2004-7)	1.119%	344,254.48	183,602.39	—	183,602.39	(527,856.87)	—	15.19
Class B (2005-1)	4.900%	—	714,583.33	—	714,583.33	(714,583.33)	—	0.00
Class B (2005-3)	1.076%	185,300.78	89,661.67	—	89,661.67	(274,962.45)	—	8.24
Class B (2006-1)	0.537%	—	78,362.08	—	78,362.08	(78,362.08)	—	0.00
Class B (2007-1)	0.527%	—	153,807.50	—	153,807.50	(153,807.50)	—	0.00
Class B (2009-C)	—	—	982,206.97	—	982,206.97	(982,206.97)	—	0.00

Total Class B		529,555.26	2,924,391.44	—	2,924,391.44	(3,453,946.70)	—	23.43

Class C (2003-3)	2.507%	—	522,362.50	—	522,362.50	(522,362.50)	—	0.00
Class C (2003-4)	6.000%	—	1,250,000.00	—	1,250,000.00	(1,250,000.00)	—	0.00
Class C (2004-2)	1.307%	—	108,945.00	—	108,945.00	(108,945.00)	—	0.00
Class C (2004-3)	6.399%	—	1,959,693.75	—	1,959,693.75	—	1,959,693.75	98.47
Class C (2006-1)	0.547%	—	79,820.42	—	79,820.42	(79,820.42)	—	0.00
Class C (2006-2)	0.557%	—	46,445.00	—	46,445.00	(46,445.00)	—	0.00
Class C (2006-3)	0.577%	—	60,139.58	—	60,139.58	(60,139.58)	—	0.00
Class C (2007-1)	0.737%	—	184,335.00	—	184,335.00	(184,335.00)	—	0.00
Class C (2007-2)	0.557%	—	116,112.50	—	116,112.50	(116,112.50)	—	0.00
Class C (2007-4)	1.607%	—	468,807.50	—	468,807.50	(468,807.50)	—	0.00
Class C (2009-A)	—	—	148,269.82	—	148,269.82	(148,269.82)	—	0.00

Total Class C		—	4,944,931.07	—	4,944,931.07	(2,985,237.32)	1,959,693.75	98.47

Total		1,200,139.07	36,162,116.42	—	36,162,116.42	(34,717,274.25)	2,644,981.24	189.23

G. Class C Reserve sub-Accounts:

	Beginning Class C Reserve sub-Account Balance	Targeted Deposit to Class C Reserve sub-Account	Actual Deposit to Class C Reserve sub-Account	Withdrawals from Class C Reserve sub-Account Balance	Ending Class C Reserve sub-Account Balance	Class C Reserve sub-Account Earnings
NOTHING TO REPORT

H. Targeted Deposits to Class D Reserve sub-Accounts:

(Beginning Class D Reserve sub-Account Balance includes Class D Reserve sub-Account Earnings and deposits related to any new issuances)

	Beginning Class D Reserve sub-Account Balance	Targeted Deposit to Class D Reserve sub-Account	Actual Deposit to Class D Reserve sub-Account	Withdrawals from Class D Reserve sub-Account Balance	Ending Class D Reserve sub-Account Balance	Class D Reserve sub-Account Earnings
NOTHING TO REPORT

I. Targeted Deposits to Accumulation Reserve sub-Accounts:

	Beginning Accumulation Reserve sub-Account Balance	Targeted Deposit to Accumulation Reserve sub-Account	Actual Deposit to Accumulation Reserve sub-Account	Withdrawals from Accumulation Reserve Account for Interest	Withdrawals from Accumulation Reserve Account for Payments to Issuer	Ending Accumulation Reserve sub-Account Balance	Accumulation Reserve sub-Account Earnings
NOTHING TO REPORT

J. Class A Usage of Class B, C and D Subordination Amounts:

	Class A Usage of Class B Subordination Amount for this Monthly Period	Class A Usage of Class C Subordination Amount for this Monthly Period	Class A Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordination Amount	Cumulative Class A Usage of Class C Subordination Amount	Cumulative Class A Usage of Class D Subordination Amount
NOTHING TO REPORT

K. Class B Usage of Class C and D Subordination Amounts:

	Class B Usage of Class C Subordination Amount for this Monthly Period	Class B Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordination Amount	Cumulative Class B Usage of Class D Subordination Amount
NOTHING TO REPORT

L. Class C Usage of Class D Subordination Amounts:

	Class C Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class C Usage of Class D Subordination Amount
NOTHING TO REPORT

M. Required and Available Subordination Amount to Class A, B and C Notes:

(as of Determination Date, after taking into account all maturities expected to occur on the Distribution Date)

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes
Class A (2004-1)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2004-4)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2004-5)	17,671,860.00	17,671,860.00	20,882,540.00	20,882,540.00	2,409,800.00	2,409,800.00
Class A (2004-7)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2004-8)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2005-1)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2005-6)	40,203,481.50	40,203,481.50	47,507,778.50	47,507,778.50	5,482,295.00	5,482,295.00
Class A (2005-7)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2005-9)	28,716,772.50	28,716,772.50	33,934,127.50	33,934,127.50	3,915,925.00	3,915,925.00
Class A (2005-10)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2005-11)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-1)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-2)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-3)	35,343,720.00	35,343,720.00	41,765,080.00	41,765,080.00	4,819,600.00	4,819,600.00
Class A (2006-4)	88,359,300.00	88,359,300.00	104,412,700.00	104,412,700.00	12,049,000.00	12,049,000.00
Class A (2006-5)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-6)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-7)	88,359,300.00	88,359,300.00	104,412,700.00	104,412,700.00	12,049,000.00	12,049,000.00
Class A (2006-8)	26,507,790.00	26,507,790.00	31,323,810.00	31,323,810.00	3,614,700.00	3,614,700.00
Class A (2006-10)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-11)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2006-12)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2006-14)
Class A (2006-A)
Class A (2006-B)
Class A (2006-C)
Class A (2006-D)
Class A (2006-E)
Class A (2007-1)	55,224,562.50	55,224,562.50	65,257,937.50	65,257,937.50	7,530,625.00	7,530,625.00
Class A (2007-2)	61,851,510.00	61,851,510.00	73,088,890.00	73,088,890.00	8,434,300.00	8,434,300.00
Class A (2007-4)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2007-A)	17,671,860.00	17,671,860.00	20,882,540.00	20,882,540.00	2,409,800.00	2,409,800.00
Class A (2007-5)	53,015,580.00	53,015,580.00	62,647,620.00	62,647,620.00	7,229,400.00	7,229,400.00
Class A (2007-7)	88,359,300.00	88,359,300.00	104,412,700.00	104,412,700.00	12,049,000.00	12,049,000.00
Class A (2007-8)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2008-3)	53,015,580.00	53,015,580.00	62,647,620.00	62,647,620.00	7,229,400.00	7,229,400.00
Class A (2008-5)	66,269,475.00	66,269,475.00	78,309,525.00	78,309,525.00	9,036,750.00	9,036,750.00
Class A (2008-6)	44,179,650.00	44,179,650.00	52,206,350.00	52,206,350.00	6,024,500.00	6,024,500.00
Class A (2009-2)	88,359,300.00	88,359,300.00	104,412,700.00	104,412,700.00	12,049,000.00	12,049,000.00

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes
Class A (2009-A)

Total Class A	1,670,432,566.50	1,670,432,566.50	1,973,922,093.50	1,973,922,093.50	227,786,345.00	227,786,345.00
Class B (2003-5)
Class B (2004-3)			172,670,169.85	172,670,169.85	19,934,425.73	19,934,425.73
Class B (2004-7)			212,505,178.04	212,505,178.04	24,533,297.74	24,533,297.74
Class B (2005-1)			201,448,531.50	201,448,531.50	23,256,830.02	23,256,830.02
Class B (2005-3)			115,113,446.57	115,113,446.57	13,289,617.16	13,289,617.16
Class B (2006-1)			201,448,531.50	201,448,531.50	23,256,830.02	23,256,830.02
Class B (2007-1)			402,897,062.99	402,897,062.99	46,513,660.03	46,513,660.03
Class B (2009-C)			671,450,817.01	671,450,817.01	77,517,653.77	77,517,653.77

Total Class B			1,977,533,737.46	1,977,533,737.46	228,302,314.47	228,302,314.47
Class C (2003-3)					27,457,482.92	27,457,482.92
Class C (2003-4)
Class C (2004-2)					10,982,993.17	10,982,993.17
Class C (2004-3)					40,362,499.88	40,362,499.88
Class C (2006-1)					19,220,238.04	19,220,238.04
Class C (2006-2)					10,982,993.17	10,982,993.17
Class C (2006-3)					13,728,741.46	13,728,741.46
Class C (2007-1)					32,948,979.50	32,948,979.50
Class C (2007-2)					27,457,482.92	27,457,482.92
Class C (2007-4)					38,440,476.08	38,440,476.08
Class C (2009-A)					7,845,813.19	7,845,813.19

Total Class C					229,427,700.33	229,427,700.33

*	All balances for 2006-AA, 2006-AB, 2006-AC, 2006-AD, 2006-AE, 2008-AA and 2008-AB, 2009-AA tranches are as of End of Month.

N. Early Redemption Event

Current Month Excess Spread Amount	$141,177,639.67

Prior Month Excess Spread Amount	$154,126,258.83

Two Months Prior Excess Spread Amount	$164,546,410.52

Three Month Average Excess Spread Amount	$153,283,436.34

Is the average of the Excess Spread Amount for preceding three months greater than $0?	YES

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of October, 2010.

Capital One Bank (USA), National Association
as Administrator

By:	/s/ Pam Koch
Name:	Pam Koch
Title:	Authorized Officer
Date:	10/12/2010